January 2, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Advantage Funds, Inc.

-Dreyfus International Value Fund

-Dreyfus Opportunistic Midcap Value Fund

-Dreyfus Opportunistic Small Cap Fund

-Dreyfus Opportunistic U.S. Stock Fund

-Dreyfus Strategic Value Fund

-Dreyfus Technology Growth Fund
            1933 Act File No.:  33-51061
            1940 Act File No.:  811-7123
            CIK No.:  0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the above-referenced Fund's Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 113 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 26, 2013.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/ Loretta Johnston
Loretta Johnston
Supervisory Paralegal